Other assets - Text details (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets [Member]
Other assets [Line items]
Prepaid expenses	€ 206	€ 258
Accrued income	186	228
Non-current assets [member]
Other assets [Line items]
Non-current prepaid expenses	€ 74	€ 90